Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of debt instruments [Abstract]
Schedule of Debt Securities in Issue

	2024			2023
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m
Senior unsecured notes issued	4,608	22,902	27,510	5,232	22,642	27,874
Covered bonds	–	11,800	11,800	–	14,318	14,318
Certificates of deposit issued	–	597	597	–	3,096	3,096
Securitisation notes	22	5,185	5,207	23	4,211	4,234
Commercial paper	–	4,797	4,797	–	8,182	8,182
Total debt securities in issue	4,630	45,281	49,911	5,255	52,449	57,704